SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Billions		1 Months Ended		12 Months Ended
	Jan. 26, 2022	May 31, 2019	Feb. 28, 2018	Dec. 31, 2020	Feb. 14, 2022	Dec. 31, 2021	Oct. 31, 2020
Subsequent Event [Line Items]
Common stock offering (in shares)		18,687,500	16,560,000	5,976,272
Number of shares outstanding				187,434,469		190,824,913
Jiangxi Jinko
Subsequent Event [Line Items]
Ownership percentage						58.62%	73.30%
Restricted shares
Subsequent Event [Line Items]
Number of restricted shares issued						318,600
Subsequent Event | Jiangxi Jinko
Subsequent Event [Line Items]
Ownership percentage	58.62%
Subsequent Event | IPO | Jiangxi Jinko
Subsequent Event [Line Items]
Common stock offering (in shares)	2,000,000,000
Percentage of shares issued Under IPO	20.00%
Number of shares outstanding	10,000,000,000
Proceeds from IPO	¥ 10.0
Public offering price	¥ 5.00
Subsequent Event | Equity Incentive Plan 2022 | Restricted shares
Subsequent Event [Line Items]
Number of restricted shares issued					12,000,000